UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road
Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road
Havertown, PA 19083
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: November 30, 2025

Date of reporting period: May 31, 2025

Item 1. Report to Stockholders.

(a)

Efficient Market Portfolio Plus ETF Ticker: EMPB Listed on: NYSE Arca, Inc.	May 31, 2025 Semi-Annual Shareholder Report https://nextgenemp.com/

This semi-annual shareholder report contains important information about the Efficient Market Portfolio Plus ETF (the “Fund”) for the period of December 11, 2024 to May 31, 2025 (the “Period”). You can find additional information about the Fund at https://nextgenemp.com/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$102	2.10%

KEY FUND STATISTICS (as of Period End)
Net Assets	$13,303,916	Portfolio Turnover Rate*	136%
# of Portfolio Holdings	17	Advisory Fees Paid	$36,878
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

INVESTMENT WEIGHTING - LONG (as a % of Net Assets)
U.S. Equity ETFs	80.6%
Global Equity ETFs	15.3%
U.S. Treasury ETFs	7.3%
Investments Purchased with Proceeds from Securities Lending	4.6%
Liabilities in Excess of Other Assets	(7.8)%

TOP 10 LONG HOLDINGS (as a % of Net Assets)
Global X Uranium ETF	15.3%
VanEck Semiconductor ETF	13.5%
SPDR S&P Retail ETF	13.2%
iShares U.S. Home Construction ETF	11.6%
ARK Innovation ETF	7.5%
Industrial Select Sector SPDR Fund	7.4%
ProShares UltraShort 20+ Year Treasury	7.3%
Utilities Select Sector SPDR Fund	7.1%
Materials Select Sector SPDR Fund	7.0%
Vanguard Consumer Staples ETF	6.9%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://nextgenemp.com/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: May 31, 2025

(a) Not Applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.
(a)

EFFICIENT MARKET PORTFOLIO PLUS ETF
SCHEDULE OF INVESTMENTS
May 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 103.2%	Shares	Value
ARK Innovation ETF (a)(b)(c)	17,804	$1,003,611
Global X Uranium ETF (c)	63,433	2,030,490
Health Care Select Sector SPDR Fund (c)	6,443	854,600
Industrial Select Sector SPDR Fund (c)	6,894	984,601
iShares U.S. Home Construction ETF (c)	17,211	1,540,040
Materials Select Sector SPDR Fund (c)	10,797	932,213
ProShares UltraShort 20+ Year Treasury (c)	26,332	977,181
SPDR S&P Retail ETF (b)(c)	23,085	1,752,844
Utilities Select Sector SPDR Fund (c)	11,481	940,523
VanEck Semiconductor ETF (a)(c)	7,504	1,799,084
Vanguard Consumer Staples ETF (c)	4,094	919,349
TOTAL EXCHANGE TRADED FUNDS (Cost $13,006,171)		13,734,536

SHORT-TERM INVESTMENTS - 4.6%
Investments Purchased with Proceeds from Securities Lending - 4.6%
First American Government Obligations Fund - Class X, 4.23% (b)(d)	608,000	608,000

Money Market Funds - 0.0%(e)
First American Government Obligations Fund - Class X, 4.23% (d)	4,714	4,714
TOTAL SHORT-TERM INVESTMENTS (Cost $612,714)		612,714

TOTAL INVESTMENTS - 107.8% (Cost $13,618,885)		$14,347,250
Liabilities in Excess of Other Assets - (7.8)% (f)		(1,043,334)
TOTAL NET ASSETS - 100.0%		$13,303,916

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of May 31, 2025. The fair value of these securities was $594,318.
(c)	All or a portion of security has been pledged as collateral for securities sold short. The fair value of assets committed as collateral as of May 31, 2025 is $6,696,818.
(d)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
(e)	Represents less than 0.05% of net assets.
(f)	Includes cash of $1,378 that is pledged as collateral for securities sold short.

The accompanying notes are an integral part of these financial statements.

1

EFFICIENT MARKET PORTFOLIO PLUS ETF
SCHEDULE OF SECURITIES SOLD SHORT
May 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - (51.0)%	Shares	Value
Consumer Discretionary Select Sector SPDR Fund	(8,039)	$(1,718,738)
Invesco QQQ Trust Series 1	(2,219)	(1,151,905)
iShares U.S. Telecommunications ETF	(58,806)	(1,647,156)
SPDR S&P Metals & Mining ETF	(18,752)	(1,126,995)
SPDR S&P Oil & Gas Exploration & Production ETF	(9,539)	(1,140,388)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $6,638,828)		(6,785,182)

TOTAL SECURITIES SOLD SHORT - (51.0)% (Proceeds $6,638,828)		$(6,785,182)

Percentages are stated as a percent of net assets.

(b) Not applicable

The accompanying notes are an integral part of these financial statements.

2

EFFICIENT MARKET PORTFOLIO PLUS ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2025 (Unaudited)

ASSETS:
Investments, at value (See Note 2)	$14,347,250
Deposit at broker for other investments	4,655,310
Receivable for fund shares sold	3,529,500
Receivable for investments sold	1,796,156
Interest receivable	13,200
Cash	1,378
Security lending income receivable (See Note 4)	584
Total assets	24,343,378

LIABILITIES:
Securities sold short, at value (See Note 2)	6,785,182
Payable for investments purchased	3,637,878
Payable upon return of securities loaned (See Note 4)	608,000
Payable to adviser (See note 3)	8,107
Interest payable	295
Total liabilities	11,039,462
NET ASSETS	$13,303,916

NET ASSETS CONSISTS OF:
Paid-in capital	$12,660,653
Total distributable earnings (accumulated deficit)	643,263
Total net assets	$13,303,916

Net assets	$13,303,916
Shares issued and outstanding(a)	490,000
Net asset value per share	$27.15

COST:
Investments, at cost	$13,618,885

PROCEEDS:
Securities sold short proceeds	$6,638,828

LOANED SECURITIES:
at value (included in investments)	$594,318

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

EFFICIENT MARKET PORTFOLIO PLUS ETF
STATEMENT OF OPERATIONS
For the Period Ended May 31, 2025(a) (Unaudited)

INVESTMENT INCOME:
Dividend income	$75,505
Interest income	36,748
Securities lending income (See Note 4)	1,796
Total investment income	114,049

EXPENSES:
Investment advisory fee (See Note 3)	36,878
Dividend expenses	22,072
Interest expense	18,430
Total expenses	77,380
NET INVESTMENT INCOME (LOSS)	36,669

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(251,841)
In-kind redemptions	156,141
Securities sold short	140,132
Net realized gain (loss)	44,432
Net change in unrealized appreciation (depreciation) on:
Investments	728,365
Securities sold short	(146,354)
Net change in unrealized appreciation (depreciation)	582,011
Net realized and unrealized gain (loss)	626,443
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$663,112

(a)	Inception date of the Fund was December 11, 2024.

The accompanying notes are an integral part of these financial statements.

EFFICIENT MARKET PORTFOLIO PLUS ETF

STATEMENT OF CHANGES IN NET ASSETS

Period ended May 31, 2025(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$36,669
Net realized gain (loss)	44,432
Net change in unrealized appreciation (depreciation)	582,011
Net increase (decrease) in net assets from operations	663,112

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(19,849)
Total distributions to shareholders	(19,849)

CAPITAL TRANSACTIONS:
Subscriptions	16,231,099
Redemptions	(3,570,446)
Net increase (decrease) in net assets from capital transactions	12,660,653

NET INCREASE (DECREASE) IN NET ASSETS	13,303,916

NET ASSETS:
Beginning of the period	—
End of the period	$13,303,916

SHARES TRANSACTIONS
Subscriptions	630,000
Redemptions	(140,000)
Total increase (decrease) in shares outstanding	490,000

(a)	Inception date of the Fund was December 11, 2024.
The accompanying notes are an integral part of these financial statements.

EFFICIENT MARKET PORTFOLIO PLUS ETF

STATEMENT OF CASH FLOWS
For the Period Ended May 31, 2025(a) (Unaudited)

Cash Provided by (Used in) Operating Activities
Net increase in net assets from operations	$663,112
Adjustments to reconcile net increase in net assets resulting from operations:
Purchases of investment securities	(12,618,620)
Sales of investment securities	11,088,035
Proceeds on securities sold short	17,858,709
Purchases to cover securities sold short	(10,923,608)
Purchase of short-term investments, net	(4,714)
Net change in unrealized gain (loss) on investments	(728,365)
Net change in unrealized gain (loss) on securities sold short	146,354
Net realized (gain) loss investments	254,305
Net realized (gain) loss on securities sold short	(140,132)
Net realized (gain) loss in-kind redemptions	(156,141)
(Increase) Decrease in Assets:
Receivables:
Receivable for investments sold	(1,796,156)
Interest receivable	(13,200)
Receivable for shares sold	(3,529,500)
Security lending income receivable	(584)
Increase (Decrease) in Liabilities:
Payables:
Payable to adviser	8,107
Payable for investments purchased	3,637,878
Payable upon return of securities loaned	608,000
Interest payable	295

Net cash provided by operating activities	4,353,775

Cash Flows Provided by (Used in) Financing Activities
Cash received (paid) from shares sold *	310,054
Cash (received) Paid from shares redeemed	12,708
Cash distributions paid to Shareholders	(19,849)
Net cash used in financing activities	302,913
Net decrease in cash, restricted cash, and foreign currency	$4,656,688

Cash, restricted cash, and foreign currency
Beginning Balance	—
Ending Balance	$4,656,688

Supplemental information
Cash paid for interest	$18,665

The accompanying notes are an integral part of these financial statements.

EFFICIENT MARKET PORTFOLIO PLUS ETF

STATEMENT OF CASH FLOWS (CONTINUED)
For the Period Ended May 31, 2025(a) (Unaudited)

Reconciliation of Cash at the end of the Period to the Statement of Assets and Liabilities
Cash	$1,378
Deposits at brokers for other investments	4,655,310

Supplemental Disclosure for non-cash operating activities
Purchases of investment securities in-kind	(15,921,045)
Sales of investment securities in-kind	3,583,154

Supplemental Disclosure for non-cash financing activities
Shares sold in-kind	15,921,045
Shares redeemed in-kind	(3,583,154)

* For standard in-kind capital transactions processed on days when liabilities exceed other assets the Fund will pay cash on shares sold and receive cash on shares redeemed

(a)	Inception date of the Fund was December 11, 2024.
The accompanying notes are an integral part of these financial statements.

EFFICIENT MARKET PORTFOLIO PLUS ETF

FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:				SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gain (loss) on investments(c)	Total from investment operations	Net investment income	Total distributions	Net asset value, end of period	Total return(d)	Net assets, end of period (in thousands)	Ratio of expense to average net assets(e)(f)	Ratio of dividends, interest and borrowing expenses on securities sold short to average net assets(e)(f)	Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)(f	Ratio of net investment income (loss) to average net assets(e)(f)	Portfolio turnover rate(d)(g)
Efficient Market Portfolio Plus ETF
5/31/2025(h)(i)	$25.26	0.12	1.84	1.96	(0.07)	(0.07)	$27.15	7.79%	$13,304	2.10%	1.10%	1.00%	0.99%	136%

(a)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Unaudited.
(i)	Inception date of the Fund was December 11, 2024.

The accompanying notes are an integral part of these financial statements.

EFFICIENT MARKET PORTFOLIO PLUS ETF

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION

Efficient Market Portfolio Plus ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered non-diversified under the 1940 Act. The Fund commenced operations on December 11, 2024. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seeks capital appreciation. See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

Shares of the Fund are listed and traded on NYSE Arca, Inc. (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for the Fund is May 31, 2025, and the period covered by these Notes to Financial Statements is from December 11, 2024 to May 31, 2025 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA

EFFICIENT MARKET PORTFOLIO PLUS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2025 (Unaudited)

Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of the current fiscal period, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the fair value classification of the Fund’s investments as of the current fiscal period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Exchange Traded Funds	$13,734,536	$—	$—	$13,734,536
Investments Purchased with Proceeds from Securities Lending	608,000	—	—	608,000
Money Market Funds	4,714	—	—	4,714
Total Investments	$14,347,250	$—	$—	$14,347,250

EFFICIENT MARKET PORTFOLIO PLUS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2025 (Unaudited)

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Liabilities
Exchange Traded Funds	$(6,785,182)	$—	$—	$(6,785,182)
Total Investments	$(6,785,182)	$—	$—	$(6,785,182)

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Short Sales. The Fund may sell a security that it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

Liabilities for securities sold short are reported at market value on the Statement of Assets and Liabilities and the change in market value is reported as net change in unrealized appreciation (depreciation) on securities sold short on the Statement of Operations.

The Funds are required to pledge cash or liquid securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Daily market fluctuations and trading activity could cause the value of securities sold short to be more or less than the value of the collateral segregated. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statement of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments.

The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated to pay fees to the Prime Broker on borrowed securities. This fee is normally based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security. The expenses incurred on these transactions are shown as Dividends Expenses on the Statement of Operations.

In certain strategies, the Fund may use the cash proceeds from short sales to purchase additional long securities, thereby creating economic leverage in the portfolio. In such cases, the Fund may be considered to be borrowing against the value of its short positions. The Fund may incur additional financing costs if the Fund borrows to purchase additional long securities.

Short selling practices can amplify both gains and losses and are subject to risk management oversight and regulatory requirements under Rule 18f-4 of the Investment Company Act of 1940.

C.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

EFFICIENT MARKET PORTFOLIO PLUS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2025 (Unaudited)

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

E.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income are declared and paid on an annual basis. Distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

F.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

I.Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the current fiscal period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.

EFFICIENT MARKET PORTFOLIO PLUS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2025 (Unaudited)

The Treasurer (principal financial officer) acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

J.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash, are not taxable to the Fund and are not distributed to shareholders. As such, they have been reclassified from distributable earnings to paid-in capital. The Fund commenced operations on December 11, 2024; therefore, no reclassifications have been made yet.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. Per the Advisory Agreement, the Fund pays an annual rate of 1.00% to the Adviser monthly based on average daily net assets.

NextGen EMP, Inc. (“Sub-Adviser”) serves as discretionary investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

NOTE 4 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of

EFFICIENT MARKET PORTFOLIO PLUS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2025 (Unaudited)

the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

During the current fiscal period, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.

For the current fiscal period, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan	Payable for Collateral Received*
$594,318	$608,000

*	The cash collateral received was invested in the First American Money Market Government Obligations Fund as shown on the Schedule of Investments. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) would have been reflected in the Fund’s Statement of Operations. Net securities lending income earned on collateral investments and recognized by the Fund during the current fiscal period was $1,796.

Due to the absence of a master netting agreement related to the Fund’s participation in securities lending, no additional offsetting disclosures have been made on behalf of the Fund for the total borrowings listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$12,010,620	$11,088,081

 For the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

Purchases	Sales
$15,921,045	$3,583,154

There were no purchases or sales of U.S. Government securities during the current fiscal period.

EFFICIENT MARKET PORTFOLIO PLUS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2025 (Unaudited)

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the current fiscal period were as follows:

Ordinary Income(a)
$19,849
(a) Inception date of the fund is December 11, 2024.
NOTE 7 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
The Board of Trustees (the “Board”) of EA Series Trust (the “Trust”) met on November 6 and 11, 2024 to consider the approval of (i) the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Efficient Market Portfolio Plus ETF (the “Fund”), and Empowered Funds, LLC dba EA Advisers (the “Adviser”), and (ii) the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together, the “Agreements”) among the Trust, on behalf of the Fund, the Adviser, and NextGen EMP, Inc. (the “Sub-Adviser”), each for an initial two-year term. In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed, and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the Agreements. In connection with considering the approval of the Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve the Agreements, the Board considered and reviewed information provided by the Adviser and Sub-Adviser, including, among other things, information about their respective personnel, operations, financial condition, and compliance and risk management. The Board also reviewed the proposed Agreements. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services expected to be provided by the Adviser to the Fund. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund, and arranging service providers for the Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the Fund, executing all Fund transactions, monitoring compliance with the Fund’s objectives, policies, and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent, and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and the Sub-Adviser’s personnel, the experience of the portfolio managers in managing assets and the adequacy of each of the Adviser’s and the Sub-Adviser’s resources to perform the services provided under the Advisory Agreement and Sub-Advisory Agreement. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Adviser.
Performance. Performance information was not available for the Fund as it had not yet commenced investment operations.
Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services expected to be provided by the Adviser and the Sub-Adviser, respectively. With respect to the advisory fees and expense ratio for the Fund, the Board also considered the fees and expense ratio versus the fees and expenses charged to other comparable ETFs. The Board also considered the allocation of fees between the Adviser and the Sub-Adviser.
The Board compared the Fund’s proposed net total expense ratio and management fee to those of (i) a peer group of ETFs, as determined by an independent consultant to the Trust (the “Independent Peer Group”) and (ii) a peer group of ETFs identified by the Sub-Adviser as most relevant to the strategy of the Fund (the “Sub-Adviser Peer Group”).

The Board noted that the Fund’s proposed net expense ratio was within the range of the Sub-Adviser Peer Group, but significantly higher than the funds in the Independent Peer Group. The Board noted that the Fund’s proposed management fee was higher than that of funds in the Independent Peer Group but within the range of the Sub-Adviser Peer Group. The Board further noted that the Independent Peer Group may not fully reflect the strategy of the Fund because several funds in the Independent Peer Group were managed futures funds, whose strategy included assets not covered by the Fund and would have a very different risk profile.
The Board considered the Fund’s fee arrangement in which the Adviser is responsible for paying most of the Fund’s operating expenses out of its resources, noting that comparisons with the Fund’s overall expense ratio may be more relevant than comparisons to management fees only. They stated that such a comparison demonstrates the Fund’s overall cost structure is within the range of expense ratios of its peers.
With respect to the sub-advisory fee, the Board noted that it was payable solely by the Adviser. The Board considered the representations from the Adviser that it does not manage any other accounts that follow a similar strategy as the Fund. It was noted that an affiliated investment advisory firm of the Sub-Adviser manages separately managed accounts that follow strategies similar to the Fund and such SMAs are charged the same management fee as the Fund. In light of the information provided, the Board was agreeable to the fee levels but noted that it intended to monitor the Fund’s performance for continued support of the fee level.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Adviser in connection with providing their respective services to the Fund. The Board reviewed estimated profit and loss information provided by each of the Adviser and the Sub-Adviser with respect to the Fund and estimated data regarding the proposed advisory and sub-advisory fees. The Board also reviewed the costs associated with the personnel, systems, and resources necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies. The Board also considered other expenses of the Fund that the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with the Fund’s securities lending program, litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser, as well as the Sub-Adviser, who serves as the sponsor of the Fund. The Board discussed the financial condition of the Sub-Adviser, noting that the Sub-Adviser has sufficient capital to maintain its commitment to the Fund.
Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Adviser might derive ancillary benefits from the Fund’s operations. For example, the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving the Fund and other series in the Trust. The Board noted that any ancillary benefits to the Adviser or Sub-Adviser were not expected to be material.
Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the proposed advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given that the Fund is new.
Conclusion. No single factor was determinative of the Board’s decision to approve the Agreements; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement, were fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of each of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	July 30, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	July 30, 2025

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	July 30, 2025